Cover	Sep. 26, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 26, 2021
Entity File Number	1-14201
Entity Registrant Name	SEMPRA ENERGY
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	33-0732627
Entity Address, Address Line One	488 8th Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(619)
Local Phone Number	696-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001032208
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Sempra Energy Common Stock, without par value
Trading Symbol	SRE
Security Exchange Name	NYSE
Sempra Energy 5.75% Junior Subordinated Notes Due 2079 [Member]
Document Information [Line Items]
Title of 12(b) Security	Sempra Energy 5.75% Junior Subordinated Notes Due 2079, $25 par value
Trading Symbol	SREA
Security Exchange Name	NYSE
Southern California Gas Company
Document Information [Line Items]
Entity File Number	1-01402
Entity Registrant Name	SOUTHERN CALIFORNIA GAS COMPANY
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-1240705
Entity Address, Address Line One	555 West Fifth Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90013
City Area Code	(213)
Local Phone Number	244-1200
Entity Emerging Growth Company	false
Entity Central Index Key	0000092108